As filed with the Securities and Exchange Commission on March 25, 2011

Securities Act File No. 333-15265

Investment Company Act File No. 811-7899

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 20	☒
(Check appropriate box or boxes)

BLACKROCK INDEX FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Index Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 31, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

Quantitative Master Series LLC has also executed this Registration Statement.

Explanatory Note

This Post-Effective Amendment No. 19 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 20 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Index Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 31, 2011, the effectiveness of the registration statement for the Class K Shares of BlackRock Small Cap Index Fund and BlackRock International Index Fund, filed in Post-Effective Amendment No. 18 on January 24, 2011, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 19 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Index Funds, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 25th day of March, 2011.

BLACKROCK INDEX FUNDS, INC.

By:	/s/ John M. Perlowski
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	March 25, 2011

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	March 25, 2011

David O. Beim* David O. Beim	Director

Ronald W. Forbes* Ronald W. Forbes	Director

Dr. Matina S. Horner* Dr. Matina S. Horner	Director

Rodney D. Johnson* Rodney D. Johnson	Director

Herbert I. London* Herbert I. London	Director

Cynthia A. Montgomery* Cynthia A. Montgomery	Director

Joseph P. Platt* Joseph P. Platt	Director

Robert C. Robb, Jr.* Robert C. Robb, Jr.	Director

Toby Rosenblatt* Toby Rosenblatt	Director

Kenneth L. Urish* Kenneth L. Urish	Director

Frederick W. Winter* Frederick W. Winter	Director

Richard S. Davis* Richard S. Davis	Director

Henry Gabbay* Henry Gabbay	Director

*By:	/s/ Ben Archibald Ben Archibald (Attorney-In-Fact)	March 25, 2011

*	Power of Attorney, dated February 14, 2011, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of BlackRock International Fund of BlackRock Series, Inc. (File No. 333-56203), filed on February 28, 2011.

SIGNATURES

Quantitative Master Series LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on March 25, 2011.

QUANTITATIVE MASTER SERIES LLC

By:	/s/ John M. Perlowski
John M. Perlowski, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Index Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	March 25, 2011

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	March 25, 2011

David O. Beim* David O. Beim	Director

Ronald W. Forbes* Ronald W. Forbes	Director

Dr. Matina S. Horner* Dr. Matina S. Horner	Director

Rodney D. Johnson* Rodney D. Johnson	Director

Herbert I. London* Herbert I. London	Director

Cynthia A. Montgomery* Cynthia A. Montgomery	Director

Joseph P. Platt* Joseph P. Platt	Director

Robert C. Robb, Jr.* Robert C. Robb, Jr.	Director

Toby Rosenblatt* Toby Rosenblatt	Director

Kenneth L. Urish* Kenneth L. Urish	Director

Frederick W. Winter* Frederick W. Winter	Director

Richard S. Davis* Richard S. Davis	Director

Henry Gabbay* Henry Gabbay	Director

*By:	/s/ Ben Archibald Ben Archibald (Attorney-In-Fact)	March 25, 2011

*	Power of Attorney, dated February 14, 2011, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of BlackRock International Fund of BlackRock Series, Inc. (File No. 333-56203), filed on February 28, 2011.